Investments (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Unrealized and Realized Gains and Losses of Equity Securities
Total unrealized and realized gains and losses of equity securities without readily determinable fair values for the years ended December 31, 2019,2020 and 2021 were as follows:

	For the year ended December 31
	2019	2020	2021
	RMB	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	78,321	121,555	82,504	12,947
Gross unrealized losses (impairment)	(180,913)	(66,063)	(351,380)	(55,139)

Net unrealized (losses) gains on equity securities held	(102,592)	55,492	(268,876)	(42,192)
Net realized gains on equity securities sold	—	482,202	67,105	10,530

Total net (losses) gains recognized in other income, net	(102,592)	537,694	(201,771)	(31,662)

Summary of unaudited condensed financial information of the Group's equity investments	The Group summarized the unaudited condensed financial information of the Group’s equity method investments as a group below in accordance with Rule 4-08 of Regulation S-X:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Balance sheet data:
Current assets	452,904	520,871	81,736
Non-current assets	1,072,284	1,798,402	282,208
Current liabilities	220,499	182,176	28,587
Non-current liabilities	7,771	7,746	1,216
Redeemable preferred shares	875,199	906,420	142,237

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Operating data:
Revenues	970,017	944,974	925,020	145,156
Gross profit	223,883	307,531	407,487	63,944
Operating (loss) income	(66,751)	109,456	459,079	72,039
Net (loss) income	(78,146)	115,962	464,352	72,867